Mortgage Servicing Rights - Summary of MSRs Carried at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing Asset At Fair Value Changes In Fair Value [Abstract]
Balance at beginning of year	$ 66,584	$ 57,358	$ 26,452
Purchases	2,739	2,335	0
MSRs resulting from mortgage loan sales	7,337	13,963	47,693
Due to changes in valuation inputs used in valuation model	(3,210)	312	(11,455)
Other changes in fair value	(9,314)	(7,384)	(5,193)
Change in fair value, Total	(12,524)	(7,072)	(16,648)
Sales	0	0	(139)
Balance at year end	64,136	66,584	$ 57,358
MSRs carried at fair value pledged to secure notes payable at year end	$ 64,136	$ 66,584